Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 18

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
California 97.9%
ABAG Finance Authority for Nonprofit Corp. ,
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ $ 1,000,000 $ 1,009,255
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,008,708
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,291,214
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 9,836,100
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 382,453
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,069,807
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 8,752,574
Revenue, 2021 B-2, Mandatory Put, 2.91%, 8/01/31 ........................ 25,000,000 22,450,493
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 19,557,930
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,745,980
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 594,190
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 2,968,045
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,542,304
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,264,913
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 2,904,617
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 316,691
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 368,592
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 561,656
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 596,125
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 549,694
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 530,511
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 538,751
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 261,827
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,109,711
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 329,413
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 312,496
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 252,502
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 391,113
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 444,447
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 234,372
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 259,113
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 309,186
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 339,895
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 279,314
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 551,381
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,001,422
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,045,835
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 594,184
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,008,597
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,037,508
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/39 ................ 1,245,000 1,070,967
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,081,313
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,298,443

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. $ 1,000,000 $ 1,048,811
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,828,751
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,564,230
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,084,328
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,079,782
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,432,609
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 233,389
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 550,688
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 625,520
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 253,213
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 442,859
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 1,885,505
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,004,292
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,142,707
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,676,465
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,666,156
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,056,752
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,331,606
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,224,593
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,602,858
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,319,796
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,261,695
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,034,111
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,261,388 5,007,489
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,463,100 7,851,791
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,070,921
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,121,039
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,219,020
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,693,611
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,673,764
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,714,674
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 493,799
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,405,820
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,034,384
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,099,936
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,022,835
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,075,123
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 111,595
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 110,041
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 140,154

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. $ 160,000 $ 143,369
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 164,352
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 149,583
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 671,781
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 115,000 98,765
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 498,907
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 412,531
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,128,716
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/37 ................ 1,200,000 1,121,486
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ 1,400,000 1,272,004
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,017,307
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,142,111
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,435,017
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,257,555
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 994,589
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,090,273
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,559,905
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,055,881
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,086,519
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 1,826,150
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,324,132
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,201,072
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,051,166
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 2,762,865
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,245,494
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 3,564,221
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,079,526
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,070,372
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,324,920
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,022,300
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 199,944
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 299,332
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 297,194
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 246,418
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 342,703
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 243,326
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 338,367
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 383,457
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 331,209
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 233,023
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 277,505
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 273,597

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... $ 400,000 $ 361,527
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 105,000 106,161
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 111,230
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 116,200
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 241,701
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 115,951
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 243,042
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 253,818
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 470,058
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,140,040
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 15,000,000 13,050,264
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 835,971
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,100,000 1,131,133
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,147,116
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,600,355
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,029,350
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 6,897,693
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,024,337
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,017,144
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,510,439
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 10,563,089
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 2,926,577
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,593,887
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,024,996
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 928,647
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,327,031
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,426,993
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,035,117
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,369,630
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,279,680
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,673,754
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,370,433
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 2,937,306
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,730,000 3,786,012
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,866,341
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,075,890
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,045,310
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,042,671
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,048,213
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,485,444
a
California Pollution Control Financing Authority , Poseidon Resources Channelside LP ,
Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 ............................ 4,350,000 4,427,251
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 245,031
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 285,897
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 379,727
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 398,256

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... $ 420,000 $ 416,119
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 391,636
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 349,515
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 624,544
a
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 558,759
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 761,732
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 654,706
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 305,113
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 326,259
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 101,697
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 107,068
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 112,641
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 102,659
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 103,200
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 103,323
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 103,068
California State Public Works Board ,
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,290,436
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 7,033,513
State of California Department of General Services, Revenue, 2021 D, 5%, 11/01/33 2,790,000 3,084,419
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 16,981,693
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,297,536
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 809,026
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 785,702
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 615,000 607,374
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 478,663
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 403,448
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 406,316
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 630,256
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 413,147
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 696,515
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 444,700
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 762,254
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 472,584
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 472,434
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,535,465

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... $ 1,520,000 $ 1,578,866
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,623,288
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,428,072
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,036,500
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,295,625
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 510,269
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,020,323
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,398,678
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,030,735
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,058,684
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 108,336
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 134,858
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 268,373
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 373,866
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 425,935
c
City of Chino ,
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
5%, 9/01/30 .................................................... 1,280,000 1,324,826
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.5%, 9/01/31 ................................................... 725,000 716,271
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.625%, 9/01/32 ................................................. 755,000 749,164
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.75%, 9/01/34 .................................................. 1,620,000 1,601,969
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 2,000,000 1,627,808
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,217,439
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,637,797
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,006,793
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 296,568
c
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 4 ,
Special Tax , 2015-1 , 5% , 9/01/37 ...................................... 955,000 938,209
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 235,120
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 498,644
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 545,739
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 344,611
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 536,641
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 480,250
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,027,959
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/46 400,000 313,567

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lake Elsinore, (continued)
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 $ 425,000 $ 324,706
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 293,630
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 361,633
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 547,211
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 176,964
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 190,988
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 218,114
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 4,250,000 4,498,059
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,310,471
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,267,543
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 5,892,838
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,442,601
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 5,969,027
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,089,980
Department of Airports, Revenue, 2019 D, 5%, 5/15/35 ..................... 2,000,000 2,037,459
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,540,826
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 7,602,170
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,508,791
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,242,751
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 7,823,162
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 5,784,243
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 313,996
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 262,584
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,437,671
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 10,774,550
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,165,272
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 623,072
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/41 ............ 14,930,000 12,981,160
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,263,381
City of Moreno Valley ,
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/31 .... 250,000 230,636
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/37 .... 750,000 663,816
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 158,153
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 159,904
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 159,423
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 249,592
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 399,087
City of Palm Desert ,
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/30 ........................................................ 195,000 186,395
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/33 ........................................................ 220,000 204,038
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/36 ........................................................ 250,000 225,719
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 660,926
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 757,175

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palm Desert, (continued)
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ $ 1,200,000 $ 1,073,674
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 895,000 903,679
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,155,000 1,165,911
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 223,495
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 188,810
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 163,493
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,065,807
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,911,375
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 634,099
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,256,707
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,599,603
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,071,557
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,841,309
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,564,265
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,098,741
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,322,183
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,232,480
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,294,975
Electric System, Revenue, 2021 A, 5%, 4/01/27 ........................... 1,750,000 1,801,137
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,000,000 2,063,664
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 583,945
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 709,323
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 509,846
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 620,439
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,147,014
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,557,776
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 1,500,000 1,129,755
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,198,256
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,146,271
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,522,100
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,910,050
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,030,961
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,060,212
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 50,000 45,055
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 677,826
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 329,039
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 800,071

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... $ 475,000 $ 409,224
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 98,594
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,476,771
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 5,283,134
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,200,000 11,778,864
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,435,000
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,514,187
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,932,587
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,127,865
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,420,369
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 2,981,974
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,884,679
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,620,634
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,112,050
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,237,504
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 403,973
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 347,576
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 800,296
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 766,933
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,649,885
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,189,133
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 24,047,280 19,440,956
Fontana Public Facilities Financing Authority ,
Special Tax, 2021 A, Refunding, 4%, 9/01/23 ............................. 450,000 452,684
Special Tax, 2021 A, Refunding, 4%, 9/01/24 ............................. 1,225,000 1,224,444
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,315,012
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,634,809
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,398,427
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,655,236
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,299,457
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 20,175,997
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 1,794,795
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 310,526
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 357,746
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 328,062
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 369,959
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 411,746
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 482,197
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 284,445
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 416,570
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,016,273
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,056,923
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/31 ........................... 1,000,000 1,096,144
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/32 ........................... 8,135,000 8,917,134
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/33 ........................... 10,000,000 10,961,443

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden State Tobacco Securitization Corp., (continued)
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... $ 9,000,000 $ 9,865,299
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,073,741
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,177,556
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... 1,520,000 1,624,633
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 4,333,474
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,027,438
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,071,615
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 1,000,000 944,669
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,601,310
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 1,719,448
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,111,312
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,033,036
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,840,000 1,922,653
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 783,419
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,097,047
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,318,178
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,180,760
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,199,294
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 2,394,366
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 2,517,411
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 196,006
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 220,576
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 182,538
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 191,767
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 205,938
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 230,246
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 268,765
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 255,834
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 243,216
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 274,583
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 301,167
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,794,502
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,079,562
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,030,539
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,313,937
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 545,789
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,934,926
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,042,972
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,070,469
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,207,846
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,580,018
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,245,199
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,620,682
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,756,344
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 700,808
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,139,101

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
$ 4,970,000 $ 5,093,563
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 612,379
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,624,342
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,412,270
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 819,382
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,532,067
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,855,609
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 7,869,540
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... 7,000,000 7,443,900
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,750,094
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ 5,135,000 5,159,100
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,333,391
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,687,130
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,066,678
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,634,576
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,168,222
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,061,697
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 24,754,119
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 10,867,206
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,697,163
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,549,894
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/36 ................... 4,500,000 4,855,331
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 13,529,670
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,247,180
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 31,959,741
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 4,771,056
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,300,944
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,187,401
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 400,950
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 563,609
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,750,000 1,434,517
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 450,972
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 682,303
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,228,883
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,440,755
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,312,096
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,625,909
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,147,198
Revenue, 2016 A, Pre-Refunded, 5%, 7/01/28 ............................ 5,000,000 5,286,194
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 13,649,081
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,052,373
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 111,552
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 119,473

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District, (continued)
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ $ 140,000 $ 127,051
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 134,484
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 149,997
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 122,639
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 130,148
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 136,903
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 141,305
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 150,328
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,322,101
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 409,526
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 326,385
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 293,008
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 325,000 309,336
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 291,726
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 279,410
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 276,650
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 251,928
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/35 ....................................................... 1,000,000 951,802
New Haven Unified School District , GO , 2012 , Refunding , AGMC Insured , Zero Cpn.,
8/01/23 ......................................................... 3,200,000 3,111,072
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,432,528
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,478,693
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,525,619
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,430,383
Port of Oakland ,
Revenue, 2017 D, Refunding, 5%, 11/01/28 .............................. 2,250,000 2,363,299
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,132,230
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 106,162
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 481,085
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 679,343
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 783,686
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 896,283
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,729,907
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,877,276
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,454,650
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,240,000 2,355,539
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ 385,000 308,432
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 249,331

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California , Medical Center , Revenue , 2022 P , 4% , 5/15/53
$ 7,500,000 $ 6,461,608
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,529,049
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
3,550,000 3,669,233
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2021 B-1, Refunding, 4%, 6/01/46 .................... 1,000,000 844,412
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 7,805,000 8,282,180
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 301,524
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 465,235
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,792,950
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,098,459
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,027,615
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,012,458
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,187,559
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,364,247
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,548,144
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,742,334
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,160,320
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 365,816
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,058,075
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,055,155
Sacramento Municipal Utility District ,
Revenue, 2020 H, 5%, 8/15/36 ........................................ 7,465,000 8,071,572
Revenue, 2020 H, 5%, 8/15/38 ........................................ 5,025,000 5,393,699
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,751,444
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,215,251
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 3,797,160
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 3,947,439
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 1,250,000 1,313,975
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,250,000 5,454,981
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,056,914
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 5% , 8/01/34 ........................................ 850,000 919,829
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,680,962
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,554,019
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,297,223
GO, 2020 C-1, 4%, 8/01/34 .......................................... 3,475,000 3,527,417
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,069,819
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,040,044
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,016,180
Revenue, Second Series, 2019 H, ETM, 5%, 5/01/24 ....................... 10,040,000 10,263,530
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,017,450
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,015,992

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... $ 9,220,000 $ 8,488,474
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 7,055,000 7,064,061
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,112,423
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,141,380
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,192,332
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 16,493,858
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/29 ................... 10,000,000 10,392,291
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,143,332
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,504,253
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,086,095
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,596,423
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,150,330
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,045,538
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,094,206
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,683,548
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 240,719
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 99,972
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 692,392
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 544,951
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,058,359
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,261,325
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,208,745
State of California ,
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 15,785,000
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 10,855,918
GO, Refunding, 5%, 9/01/28 ......................................... 5,030,000 5,512,504
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,518,154
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,066,552
GO, Refunding, 5%, 11/01/29 ......................................... 5,780,000 6,418,317
GO, 5%, 4/01/30 .................................................. 3,725,000 4,101,037
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 11,009,494
GO, Refunding, 5%, 3/01/32 ......................................... 5,540,000 6,092,437
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,105,409
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,104,262
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 36,303
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,550,032
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,390,832
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,197
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 46,675
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 13,459,961
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,689,702
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/38 ............................................ 1,300,000 1,179,929

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California, (continued)
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ $ 1,150,000 $ 1,034,227
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,630,845
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,016,689
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 507,176
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 546,373
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 500,000 540,332
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,076,247
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,122,575
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,033,455
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,609,243
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 4,785,062
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,090,211
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,889,887
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,040,113
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 247,230
GO, D, 4%, 8/01/36 ................................................ 300,000 291,098
GO, D, 4%, 8/01/37 ................................................ 300,000 284,416
GO, D, 4%, 8/01/38 ................................................ 545,000 507,699
GO, D, 4%, 8/01/39 ................................................ 750,000 698,971
GO, D, 4%, 8/01/40 ................................................ 735,000 680,414
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 202,110
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 203,699
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 220,635
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 284,194
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 413,927
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 415,268
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 364,116
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 338,853
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 361,058
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 649,530
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 253,074
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 660,510
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 264,053
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,022,268
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 519,562
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 525,944
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,083,308

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Basin Municipal Water District, (continued)
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... $ 2,630,000 $ 2,768,811
1,417,839,073
Wisconsin 0.6%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/22 ................................................... 9,000,000 8,955,561
U.S. Territories 0.8%
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,068,496
d
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 3,731,250
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,154,304
10,954,050
Total U.S. Territories .................................................................... 10,954,050
Total Municipal Bonds (Cost $1,514,546,408) ...................................
1,437,748,684
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
California 0.1%
e
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 2.37% , 10/01/41 .................................. 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Total Short Term Investments (Cost $1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $1,515,546,408) 99.4% ..................................
$1,438,748,684
Other Assets, less Liabilities 0.6% .............................................
8,680,117
Net Assets 100.0% ...........................................................
$1,447,428,801
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $86,088,904, representing 5.9% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund (Fund)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At September 30, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National R einsurance Corp.
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.